AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON OCTOBER 10, 2024

REGISTRATION NO. 333-280166

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 1 ☒

THE CHARLES SCHWAB FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

211 Main Street

San Francisco, CA 94105

(Address of Principal Executive Offices)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Catherine M. MacGregor, Esq.

211 Main Street,

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq.	Gregory C. Davis, Esq.
Dechert LLP 1900 K Street, NW Washington, DC 20006	Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111-4006

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of The Charles Schwab Family of Funds is being made for the purpose of filing the final tax opinion, Exhibit (12)(a)(1), to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement which are incorporated herein by reference in their entirety to Pre-Effective No. 1 (Accession No. 0001104659-24-081930), is amended, deleted or superseded hereby.

PART A

INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated herein by reference to the Registrant’s Prospectus/Information Statement included in the definitive materials electronically filed with the SEC on July 23, 2024 pursuant to Rule 485 under the Securities Act of 1933, as amended (SEC Accession No. 0001104659-24-081930).

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated herein by reference to the Registrant’s Statement of Additional Information included in the definitive materials electronically filed with the SEC on July 23, 2024 pursuant to Rule 485 under the Securities Act of 1933, as amended (SEC Accession No. 0001104659-24-081930).

PART C

Item 15. Indemnification

Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust (Exhibit (a) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Amended and Restated Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Indemnification Not Exclusive

Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a) (19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.”

Item 16. Exhibits

Item 16	Exhibits

(1)	Articles of Incorporation

Amended and Restated Agreement and Declaration of Trust, dated May 9, 1995, is incorporated herein by reference to Exhibit (1) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on February 13, 1998 (hereinafter referred to as PEA No. 33).

(2)	By-Laws

Second Amended and Restated Bylaws of the Registrant, adopted as of February 24, 2021 are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 119 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954) electronically filed with the SEC on April 28, 2021 (hereinafter referred to as PEA No. 119).

(3)	Voting Trust Agreements	Not Applicable.
(4)	Reorganization Agreement

Form of Agreement and Plan of Reorganization are incorporated by reference to the Appendix to Part A of Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on June 13, 2024.

(5)(a)(1)	Instruments Defining rights of Security Holders

Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VI, Section 2; Article VIII, Section 4 and Article IX, Sections 1, 4 and 7 of the Amended and Restated Agreement and Declaration of Trust, dated as of May 9, 1995 are incorporated herein by reference to Exhibit (1) of PEA No. 33.

(5)(a)(2)		Article 9 and Article 11 of the Second Amended and Restated Bylaws, dated as of February 24, 2021, are incorporated herein by reference to Exhibit (b) of PEA No. 119.
(6)(a)(1)	Investment Advisory Contracts

Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the Investment Adviser) with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 25, 2007 (hereinafter referred to as PEA No. 65).

(6)(a)(2)

Amendment, dated January 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(ii) of PEA No. 65.

(6)(a)(3)

Amendment, dated June 5, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 6, 2012.

Amendment, dated September 24, 2020, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001 is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 118 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on September 24, 2020 (hereinafter referred to as PEA No. 118).

(6)(a)(4)

Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund, Schwab Retirement Money Fund and Schwab New York Municipal Money Fund, as amended, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 30, 1997.

Amendment, dated September 24, 2020, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab New York Municipal Money Fund, Schwab AMT Tax-Free Money Fund, Schwab Treasury Obligations Money Fund, Schwab Variable Share Price Money Fund and Schwab Retirement Money Fund, as amended, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) of PEA No. 118.

(6)(a)(5)

Schedule A, dated as of September 24, 2020, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vii) of PEA No. 118.

(6)(a)(6)

Schedule B, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) of PEA No. 65.

(6)(a)(7)

Schedule C, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) of PEA No. 65.

(6)(a)(8)

Schedule D, dated as of September 24, 2020, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(x) of PEA No. 118.

(6)(b)(1)	Expense Limitation Agreements

Letter of Agreement between Registrant, the Investment Adviser and Charles Schwab & Co., Inc. (Schwab), dated May 16, 2016, is incorporated herein by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954) electronically filed with the SEC on May 16, 2016 (hereinafter referred to as PEA No. 103).

(6)(b)(2)

Amended Schedule A, dated September 24, 2020, to the Expense Limitation Agreement between the Investment Adviser, Schwab and Registrant, dated May 2, 2007, is incorporated herein by reference to Exhibit (d)(xiii) of PEA No. 118.

(7)(a)(1)	Underwriting Contracts

Second Amended and Restated Distribution Agreement between Registrant and Schwab, dated December 11, 2015, is incorporated herein by reference to Exhibit (e)( i) of Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on January 20, 2016.

(7)(a)(1)		Amended Schedule A, dated May 16, 2016, to the Distribution Agreement between Registrant and Schwab, dated July 1, 2009, is incorporated herein by reference to Exhibit (e)( ii) of PEA No. 103.
(8)	Bonus or Profit Sharing Contracts	Not applicable

(9)(a)(1)	Custodian Agreements

Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as PEA No. 59).

(9)(a)(2)

Amended Appendix A and Appendix B, dated September 28, 2022, to the Amended and Restated Master Custodian Agreement between Registrant and State Street, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 121 to Registrant’s Registration Statement on Form N-1A (File No. 811-05954) electronically filed with the SEC on April 28, 2023 (hereinafter referred to as PEA 121).

(10)	Rule 12b-1 Plan	Not applicable
(11)	Legal Opinion and Consent

Opinion and Consent of Dechert LLP regarding the validity of the shares to be issued by the Registrant is incorporated herein by reference to Exhibit (11) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(12)(a)(1)	Tax Opinion	Opinion of Dechert LLP regarding certain tax matters relating to the reorganization of Schwab Variable Share Price Money Fund into Schwab Government Money Fund is filed herein as Exhibit (12)(a)(1).
(13)(a)(1)	Other material contracts	Transfer Agency and Service Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc., dated November 12, 2020, is incorporated herein by reference to Exhibit (h)(i) of PEA No. 119.
(13)(a)(2)

Amendment No. 1, dated March 2, 2021, to the Transfer Agency and Service Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc., is incorporated herein by reference to Exhibit (h)(i)(a) of PEA No. 122.

(13)(a)(3)

Amendment No. 2, dated April 28, 2023, to the Transfer Agency and Service Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc., is incorporated herein by reference to Exhibit (h)(i)(b) of PEA No. 122.

(13)(b)(1)

Amended and Restated Shareholder Servicing and Sweep Administration Plan, dated April 10, 2019, is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 112 to Registrant’s Registration statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 26, 2019.

(13)(b)(2)

Amended Schedule A, dated September 24, 2020, to the Amended and Restated Shareholder Servicing and Sweep Administration Plan, dated April 10, 2019, is incorporated herein by reference to Exhibit (h)(iii)(a) of PEA No. 118.

(13)(c)(1)		Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(ix) of PEA No. 59.
(13)(c)(2)

Amended Appendix A and Appendix B, dated September 28, 2022, to the Master Fund Accounting and Services Agreement between Registrant and State Street, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(iii)(a) of PEA No. 121.

(14)	Other opinions and consent

Consent of Deloitte & Touche LLP is incorporated herein by reference to Exhibit (14) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-280166), electronically filed with the SEC on July 23, 2024.

(15)	Omitted financial statements	Not applicable
(16)(a)(1)	Powers of attorney

Power of Attorney executed by Walter W. Bettinger, II is incorporated herein by reference to Exhibit (16)(a)(1) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(16)(a)(2)

Power of Attorney executed by Omar Aguilar is incorporated herein by reference to Exhibit (16)(a)(2) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(16)(a)(3)

Power of Attorney executed by Robert R. Burns is incorporated herein by reference to Exhibit (16)(a)(3) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(16)(a)(4)

Power of Attorney executed by David L. Mahoney is incorporated herein by reference to Exhibit (16)(a)(4) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(16)(a)(5)

Power of Attorney executed by Kimberly S. Patmore is incorporated herein by reference to Exhibit (16)(a)(5) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(16)(a)(6)

Power of Attorney executed by Nancy F. Heller is incorporated herein by reference to Exhibit (16)(a)(6) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(16)(a)(7)

Power of Attorney executed by Jane P. Moncreiff is incorporated herein by reference to Exhibit (16)(a)(7) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(16)(a)(8)

Power of Attorney executed by Dana S. Smith is incorporated herein by reference to Exhibit (16)(a)(8) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(16)(a)(9)

Power of Attorney executed by Jean Derek Penn is incorporated herein by reference to Exhibit (16)(a)(9) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(16)(a)(10)

Power of Attorney executed by Michael J. Beer is incorporated herein by reference to Exhibit (16)(a)(10) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(16)(a)(11)

Power of Attorney executed by Richard A. Wurster is incorporated herein by reference to Exhibit (16)(a)(11) of Registrant’s Registration Statement on Form N-14 (File No. 333-280166, electronically filed with the SEC on June 13, 2024.

(17)(a)(1)	Code of Ethics

Registrant, Investment Adviser and Schwab Joint Code of Ethics, dated June 7, 2023, is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 122 to Registrant’s Registration statement on Form N-1A (File No. 811-05954), electronically filed with the SEC on April 2, 2024 (hereinafter referred to as PEA No. 122).

(17)(c)(1)	Additional Materials	Prospectuses dated April 2, 2024 with respect to Schwab Variable Share Price Money Fund and Schwab Government Money Fund are incorporated herein by reference to Part A of PEA No. 122.

(17)(c)(2)

Statements of Additional Information dated April 2, 2024 with respect to Schwab Variable Share Price Money Fund and Schwab Government Money Fund are incorporated herein by reference to Part B of PEA No. 122.

(17)(d)(3)

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Schwab Variable Share Price Money Fund and Schwab Government Money Fund included in the Funds’ Annual Report to Shareholders for the period ended December 31, 2023 are incorporated herein by reference to Registrant's Annual Report on Form N-CSR filed with the SEC on March 3, 2024 (SEC Accession No. 0001193125-24-057238).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 10th day of October, 2024.

THE CHARLES SCHWAB FAMILY OF FUNDS
Registrant

Omar Aguilar*
Omar Aguilar, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on this 10th day of October, 2024.

Signature	Title

Walter W. Bettinger, II*	Chairman and Trustee
Walter W. Bettinger, II

Michael J. Beer*	Trustee
Michael J. Beer

Robert W. Burns*	Trustee
Robert W. Burns

Nancy F. Heller*	Trustee
Nancy F. Heller

David L. Mahoney*	Trustee
David L. Mahoney

Jane P. Moncreiff*	Trustee
Jane P. Moncreiff

Kimberly S. Patmore*	Trustee
Kimberly S. Patmore

J. Derek Penn*	Trustee
J. Derek Penn

Richard A. Wurster*	Trustee
Richard A. Wurster

Dana S. Smith*	Treasurer and Chief Financial Officer
Dana S. Smith

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

(12)(a)(1)	Tax Opinion – Schwab Variable Share Price Money Fund